Revenue	12 Months Ended
Dec. 31, 2025
Revenue
Revenue

3.Revenue

	2025	2024	2023
	US$’000	US$’000	US$’000
(a) Revenue – Shipping
– spot voyages	703,469	773,039	1,059,024
– time charter	312,276	189,764	165,496
	1,015,745	962,803	1,224,520
(b) Revenue – Product Services
– cargo sales	2,526,386	2,520,882	1,728,894
– shipping income	59,233	27,705	36,177
– derivative (loss)/gain	(19,225)	52,357	(42,251)
	2,566,394	2,600,944	1,722,820